                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005


Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                               United Fire & Casualty Company
Address:                            118 Second Ave., S.E.
                                    Cedar Rapids, IA 52407

Form 13F File Number:               28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of the Reporting Manager:


Name:                               Dianne M. Lyons
Title:                              Controller
Phone:                              319-399-5723


Signature, Place and Date of Signing:

/s/ Dianne M. Lyons                 Cedar Rapids,     IA     10/27/2005
---------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $ 152,845 (in thousands)

List of Other Included Managers:         NONE

FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/  SH/ PUT/ INVSTMNT  OTHER   -------VOTING AUTHORITY-------
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x $1000) PRN AMT PRN  CALL  DSCRETN MANAGERS   SOLE     SHARED      NONE
====================================================================================================================================
Abbott Laboratories                Common     002824100     7,420 175,000   SH          Sole          175,000
Agilysys Inc                       Common     00847J105     5,349 317,666   SH          Sole          317,666
Alderwoods Group Inc               Common     014383103       629  38,421   SH          Sole           38,421
Alliant Energy Corporation         Common     018802108     3,560 122,200   SH          Sole          122,200
ALLTEL Corporation                 Common     020039103       815  12,518   SH          Sole           12,518
American Strategic Inc Port II     Common     030099105       284  25,420   SH          Sole           25,420
Anheuser-Busch Companies Inc       Common     035229103       172   4,000   SH          Sole            4,000
BCE Inc                            Common     05534B109       445  16,200   SH          Sole           16,200
BRE Properties Inc                 Common     05564E106       801  18,000   SH          Sole           18,000
Bank of America Corporation        Common     060505104     5,894 140,000   SH          Sole          140,000
Bell South Corporation             Common     079860102       421  16,000   SH          Sole           16,000
Bemis Company Inc                  Common     081437105       776  31,400   SH          Sole           31,400
Boeing Company                     Common     097023105     2,378  35,000   SH          Sole           35,000
Burlington Northern Santa Fe       Common     12189T104       966  16,158   SH          Sole           16,158
Burlington Resources Inc           Common     122014103     1,134  13,944   SH          Sole           13,944
Cincinnati Financial Corp          Common     172062101    13,416 320,276   SH          Sole          320,276
Cummins Inc                        Common     231021106     1,720  19,545   SH          Sole           19,545
Dean Foods Company                 Common     242370104     1,875  48,261   SH          Sole           48,261
Del Monte Foods Co                 Common     24522P103       216  20,097   SH          Sole           20,097
Dow Chemical Company               Common     260543103     3,334  80,000   SH          Sole           80,000
Duke Energy Corporation            Common     264399106     4,323 148,192   SH          Sole          148,192
Duquesne Light Holdings Inc        Common     266233105     1,119  65,000   SH          Sole           65,000
Emerson Electric Co                Common     291011104       452   6,300   SH          Sole            6,300
Exxon Mobil Corporation            Common     30231G102     2,542  40,000   SH          Sole           40,000
Fidelity National Financial In     Common     316326107       808  18,158   SH          Sole           18,158
Arthur J Gallagher & Co            Common     363576109       297  10,321   SH          Sole           10,321
General Electric Company           Common     369604103     7,071 210,000   SH          Sole          210,000
Greater Bay Bancorp                Common     391648102       493  20,000   SH          Sole           20,000
H J Heinz Company                  Common     423074103     1,644  45,000   SH          Sole           45,000
Honeywell International Inc        Common     438516106     1,313  35,000   SH          Sole           35,000
Hospira Inc                        Common     441060100       656  16,000   SH          Sole           16,000
Intel Corporation                  Common     458140100       247  10,000   SH          Sole           10,000
JPMorgan Chase & Co                Common     46625H100     1,959  57,736   SH          Sole           57,736
Johnson & Johnson                  Common     478160104     1,898  30,000   SH          Sole           30,000
Keycorp                            Common     493267108     1,129  35,000   SH          Sole           35,000
MCI Inc.                           Common     552691107       856  33,694   SH          Sole           33,694
Newell Rubbermaid Inc              Common     651229106     1,037  45,766   SH          Sole           45,766
Nicor Inc                          Common     654086107     1,681  40,000   SH          Sole           40,000
Ohio Casualty Corporation          Common     677240103       271  10,000   SH          Sole           10,000
Old Republic International Cor     Common     680223104     4,794 179,752   SH          Sole          179,752
Penwest Pharmaceuticals Co.        Common     709754105       526  30,000   SH          Sole           30,000
PepsiCo Inc                        Common     713448108     1,134  20,000   SH          Sole           20,000
Pfizer Inc                         Common     717081103       749  30,000   SH          Sole           30,000
Piper Jaffray Cos                  Common     724078100       249   8,329   SH          Sole            8,329
Procter & Gamble Company           Common     742718109     3,924  66,000   SH          Sole           66,000
Progress Energy Inc                Common     743263105       856  19,131   SH          Sole           19,131
QCR Holdings Inc                   Common     74727A104     1,706  83,181   SH          Sole           83,181
Royal Dutch Shell ADR              Common     780259206     1,969  30,000   SH          Sole           30,000
SBC Communications Inc             Common     78387G103     1,893  78,960   SH          Sole           78,960
SAFECO Corporation                 Common     786429100     2,484  46,550   SH          Sole           46,550
Schering-Plough Corporation        Common     806605101       211  10,000   SH          Sole           10,000
Shopko Stores Inc                  Common     824911101       510  20,000   SH          Sole           20,000
TNT N V                            Common     87260W101       101   4,034   SH          Sole            4,034
TXU Corporation                    Common     873168108     3,386  30,000   SH          Sole           30,000
Terra Industries Inc.              Common     880915103       635  95,418   SH          Sole           95,418
Treehouse Foods Inc                Common     89469A104       259   9,652   SH          Sole            9,652
U S Bancorp                        Common     902973304    22,626 805,784   SH          Sole          805,784
Vectren Corporation                Common     92240G101       756  26,658   SH          Sole           26,658
Verizon Communications Inc         Common     92343V104     1,198  36,648   SH          Sole           36,648
Wachovia Corporation               Common     929903102     1,428  30,008   SH          Sole           30,008
Wells Fargo & Company              Common     949746101     6,863 117,176   SH          Sole          117,176
Wintrust Financial Corporation     Common     97650W108    11,586 230,523   SH          Sole          230,523
Xcel Energy, Inc.                  Common     98389B100     1,373  70,000   SH          Sole           70,000
Montpelier Re Holdings Ltd         Common     G62185106       228   9,189   SH          Sole            9,189
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Report Summary                 Data Records 64            152,845           0 other managers on whose behalf report is filed